Reconciliation Of Changes In Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 24.3	$ 19.5	$ 4.0
Additions based on tax positions related to the current year	3.5	6.0	13.9
Changes for tax positions of prior years	1.4		2.1
Reductions as a result of a lapse of applicable statute of limitations	(0.4)		(0.1)
Settlements	(0.7)	(1.2)	(0.4)
Changes due to foreign currency	1.1
Balance at December 31	$ 29.2	$ 24.3	$ 19.5